Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
VistaShares Target 15 Berkshire Select Income ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Target 15 Berkshire Select Income ETF
Class Name	VistaShares Target 15 Berkshire Select Income ETF
Trading Symbol	OMAH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VistaShares Target 15 Berkshire Select Income ETF (the "Fund") for the period March 4, 2025 (the Fund's "Inception") to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to VistaShares Target 15 Berkshire Select Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Target 15 Berkshire Select Income ETF	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

What factors influenced the Fund’s performance?

Core equity exposure to Berkshire Hathaway and its disclosed holdings.

OMAH maintains a core equity portfolio modeled on Berkshire Hathaway (BRK.B) and its top 20 publicly disclosed equity holdings—a concentrated set of large-cap, predominantly U.S.-based businesses spanning financial services, consumer staples, energy, and industrials. This underlying portfolio composition tended to benefit from the market’s rotation toward quality, value-oriented equities during portions of the fiscal year. The Fund’s equity exposure provided a measure of relative stability compared to higher-beta or more growth-oriented options income strategies, particularly during periods of heightened market volatility.

Options overlay strategy and income generation.

The Fund employed an options-based strategy targeting approximately 15% annual income, distributed on a monthly basis. The options overlay was designed to monetize implied volatility in the underlying equity holdings while retaining broad participation in the core equity portfolio. During the fiscal year, options premiums and the Fund’s distribution activity were influenced by broader equity market volatility levels, interest rate movements, and investor demand for income-oriented solutions. The Adviser managed the overlay with the aim of maintaining distribution consistency while seeking to avoid undue erosion of the Fund’s net asset value over time. There is no guarantee the Fund will make a distribution in any given month, and distribution amounts may vary.

Market environment and quality-factor performance.

Shifts in interest rates, macroeconomic expectations, and equity market sentiment shaped the performance environment throughout 2025. Berkshire Hathaway and its principal disclosed holdings—including large positions in financial institutions and consumer brands—demonstrated resilience during periods of heightened rate sensitivity and economic uncertainty. The quality characteristics of the underlying portfolio, including strong balance sheets, durable free cash flow generation, and minimal leverage at the underlying business level, contributed to relatively stable net asset value performance across the fiscal year.

Rapid AUM growth and portfolio management.

OMAH’s rapid growth in assets under management—from approximately $5.4 million at the end of its launch month to approximately $682.9 million at December 31, 2025—required active management of cash flows associated with creation and redemption activity. The Adviser managed portfolio transitions and inflow deployment with the objective of maintaining alignment with the Fund’s investment mandate throughout periods of significant asset growth. OMAH represented the largest concentration of assets within the VistaShares platform by December 31, 2025, constituting approximately 79% of total firm AUM, which underscores the investor interest in the Fund’s Target 15™ income strategy applied to a Berkshire Hathaway-focused equity portfolio.

Portfolio construction and rebalancing.

The Adviser maintained a rules-based portfolio construction methodology designed to reflect the top 20 publicly disclosed holdings of Berkshire Hathaway, along with a direct position in Berkshire Hathaway (BRK.B) itself. Periodic portfolio rebalancing was conducted to reflect updates in Berkshire Hathaway’s disclosed position changes and to manage any drift in the relative weights of individual holdings. The rebalancing process was managed with attention to transaction costs, liquidity, and the Fund’s ongoing options activity to preserve alignment with the Fund’s investment objective across changing market conditions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (3/4/2025)
VistaShares Target 15 Berkshire Select Income ETF	6.61%
S&P 500 TR	20.55%

Performance Inception Date	Mar. 04, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.vistashares.com for more recent performance information.
Net Assets	$ 688,503,000
Holdings Count | Holdings	101
Advisory Fees Paid, Amount	$ 3,960,945
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$688,503
Number of Holdings	101
Total Advisory Fee	$3,960,945
Portfolio Turnover Rate	34%

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2026) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Apple, Inc.	10.2
Berkshire Hathaway, Inc. - Class B	10.1
American Express Co.	8.4
Coca-Cola Co.	5.5
Occidental Petroleum Corp.	5.4
Moody's Corp.	4.9
DaVita, Inc.	4.8
Chevron Corp.	4.7
Kraft Heinz Co.	4.7
Alphabet, Inc. - Class A	4.6

VistaShares Target 15 USA Quality Income ETF
Shareholder Report [Line Items]
Fund Name	VistaShares Target 15 USA Quality Income ETF
Class Name	VistaShares Target 15 USA Quality Income ETF
Trading Symbol	QUSA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VistaShares Target 15 USA Quality Income ETF (the "Fund") for the period May 5, 2025 (the Fund's "Inception") to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.vistashares.com. You can also request this information by contacting us at (844) 875-2288 or by writing to VistaShares Target 15 USA Quality Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.
Additional Information Phone Number	(844) 875-2288
Additional Information Website	www.vistashares.com
Expenses [Text Block]

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VistaShares Target 15 USA Quality Income ETF	$81	0.97%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]

What factors influenced the Fund’s performance?

Quality-factor equity exposure in a selective market environment.

QUSA targets a core equity portfolio comprised of U.S. large-cap companies selected for demonstrable quality attributes, including strong and consistent earnings generation, conservative balance sheet management, and durable competitive positioning. Throughout 2025, the equity market underwent periods of sector rotation and valuation reassessment, particularly as interest rate policy evolved and growth expectations were recalibrated. The Fund’s orientation toward quality-factor equities provided relative support during periods of broader market stress, as investors continued to demonstrate selective preference for companies with visible earnings streams and lower financial leverage. Quality tilts within U.S. large-cap equities generally proved resilient across the fiscal year, providing a constructive backdrop for the Fund’s underlying equity portfolio.

Options overlay strategy and monthly income generation.

The Fund employed an options-based strategy seeking to generate approximately 15% in annual income, distributed to shareholders on a monthly basis. The Adviser applied the options overlay to the Fund’s underlying quality equity portfolio with the objective of harvesting implied volatility premiums while retaining broad equity participation. The level of options income achievable at any point during the period was influenced by prevailing implied volatility conditions, changes in interest rates, and the composition of the underlying equity portfolio. The Adviser actively managed the options strategy with attention to premium levels and the Fund’s distribution consistency goals. There is no guarantee the Fund will make a distribution in any given month, and distribution amounts may vary.

Interest rate sensitivity and the income-seeking investor environment.

The broader environment for income-generating investment products was shaped throughout 2025 by evolving Federal Reserve policy, persistent uncertainty around the trajectory of interest rates, and continued strong demand from retail investors seeking regular monthly income. Options income ETFs as a category continued to attract significant investor attention during this period. QUSA competed for assets within this growing universe of income-oriented ETF products. The Fund’s positioning as a quality-anchored U.S. equity income solution differentiated it from strategies with more concentrated single-stock or sector-specific exposures, though the competitive landscape for options income products also intensified across the year.

U.S. equity market performance and sector dynamics.

U.S. large-cap equity markets experienced meaningful dispersion across sectors in 2025, with periods of concentrated performance in technology and AI-adjacent names alongside more muted results in traditional value and defensive sectors. The Fund’s quality-focused equity portfolio, oriented toward broad U.S. large-cap exposure with an emphasis on balance sheet integrity and earnings consistency, was subject to these market dynamics. Returns from the equity component of the portfolio varied across quarters as sector leadership rotated. The options overlay contributed to overall Fund performance throughout the year by monetizing volatility premiums inherent in the underlying equity positions, partially offsetting periods where core equity performance was more subdued.

Portfolio construction and rebalancing.

The Adviser maintained a rules-based portfolio construction methodology designed to identify and hold U.S. equities exhibiting quality characteristics consistent with the Fund’s investment objective. Periodic portfolio rebalancing was conducted to manage individual position drift, respond to changes in the quality characteristics of eligible securities, and ensure ongoing alignment with the Fund’s investment mandate. Rebalancing activity was managed with consideration for transaction costs, liquidity conditions, and the Fund’s concurrent options positions. As an early-stage fund, QUSA also managed inflows and deployment of new assets throughout the fiscal year with attention to minimizing market impact and maintaining the integrity of the options overlay strategy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Since Inception (5/5/2025)
VistaShares Target 15 USA Quality Income ETF	3.15%
S&P 500 TR	23.02%

Performance Inception Date	May 05, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.vistashares.com for more recent performance information.
Net Assets	$ 17,746,000
Holdings Count | Holdings	98
Advisory Fees Paid, Amount	$ 119,306
Investment Company, Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
Fund Size (Thousands)	$17,746
Number of Holdings	98
Total Advisory Fee	$119,306
Portfolio Turnover Rate	175%

Holdings [Text Block]	What did the Fund invest in? (as of February 28, 2026) Sector Type - Investments (% of total net assets)
Largest Holdings [Text Block]
Top Ten Holdings	(% of Total Net Assets)
Apple, Inc.	6.2
NVIDIA Corp.	5.9
Caterpillar, Inc.	5.7
Netflix, Inc.	5.4
Walmart, Inc.	5.3
Costco Wholesale Corp.	5.2
Microsoft Corp.	5.1
Berkshire Hathaway, Inc. - Class B	5.1
Procter & Gamble Co.	4.6
Broadcom, Inc.	4.6